Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 80,188
Amortization	15,653	$ 15,783	$ 15,505
Ending balance	70,100	80,188
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	345,754	346,860
Additions	6,948	7,556
Translation adjustments	(11,495)	(8,662)
Ending balance	341,207	345,754	346,860
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	265,566	257,208
Amortization	15,653	15,783
Translation adjustments	(10,112)	(7,425)
Ending balance	271,107	265,566	257,208
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,574
Ending balance	1,121	3,574
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	161,948	167,094
Translation adjustments	(6,734)	(5,146)
Ending balance	155,214	161,948	167,094
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	158,374	160,639
Amortization	2,436	2,675
Translation adjustments	(6,717)	(4,940)
Ending balance	154,093	158,374	160,639
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,249
Ending balance	48,462	52,249
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,637	122,862
Translation adjustments	(1,210)	(1,225)
Ending balance	120,427	121,637	122,862
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	69,388	66,748
Amortization	3,658	3,671
Translation adjustments	(1,081)	(1,031)
Ending balance	71,965	69,388	66,748
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	51
Ending balance		51
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,283	4,581
Translation adjustments	(215)	(298)
Ending balance	4,068	4,283	4,581
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,232	4,405
Amortization	51	125
Translation adjustments	(215)	(298)
Ending balance	4,068	4,232	4,405
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	146
Ending balance		146
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	647	653
Translation adjustments	(9)	(6)
Ending balance	638	647	653
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	501	315
Amortization	145	192
Translation adjustments	(8)	(6)
Ending balance	638	501	315
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,335
Ending balance	3,510	4,335
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,052	6,125
Translation adjustments	(102)	(73)
Ending balance	5,950	6,052	6,125
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,717	958
Amortization	774	776
Translation adjustments	(51)	(17)
Ending balance	2,440	1,717	958
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,842
Ending balance	1,586	3,842
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,289	9,461
Translation adjustments	(229)	(172)
Ending balance	9,060	9,289	9,461
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,447	3,286
Amortization	2,230	2,240
Translation adjustments	(203)	(79)
Ending balance	7,474	5,447	3,286
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400	400
Ending balance	400	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,591
Ending balance	15,021	15,591
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,663	33,849
Additions	6,948	7,556
Translation adjustments	(2,996)	(1,742)
Ending balance	43,615	39,663	33,849
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	24,072	19,022
Amortization	6,359	6,104
Translation adjustments	(1,837)	(1,054)
Ending balance	$ 28,594	$ 24,072	$ 19,022